SCHEDULE OF PREPAID AND OTHER RECEIVABLES (Details) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Total prepaids and other receivables	$ 75,924	$ 126,715
Gst Receivable [Member]
IfrsStatementLineItems [Line Items]
Total prepaids and other receivables	2,352	4,578
Prepaid Expenses for General and Administrative Fees [Member]
IfrsStatementLineItems [Line Items]
Total prepaids and other receivables	$ 73,572	$ 122,137